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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 P.O. Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Elizabeth Kirker               Rockland, DE         10/27/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:         48
                                        --------------------

Form 13F Information Table Value Total:  $131,043,395
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                         GREENVILLE CAPITAL MANAGEMENT

                                   13F REPORT

                       FOR MONTH ENDED SEPTEMBER 30, 2003


COMMON STOCK                          CLASS        CUSIP          VALUE       QUANTITY      DISCRETION
1-800-Flowers.com, Inc.               Common     68243Q106      $ 2,011,262     267,455          X
Aaron Rents, Inc.                     Common     002535201      $ 3,706,474     176,920          X
America Service Group, Inc.           Common     02364L109      $ 1,464,225      69,725          X
Anteon International Corp.            Common     03674e108      $ 2,946,015      96,275          X
Asta Funding                          Common     046220109      $ 1,375,728      52,935          X
August Technology Corp.               Common     02364L109      $ 1,391,319      97,705          X
Bentley Pharmaceuticals, Inc.         Common     082657107      $ 2,142,888     131,870          X
Bradley Pharmaceuticals, Inc.         Common     104576103      $ 1,735,144      63,675          X
California Pizza Kitchen, Inc         Common     13054d109      $ 1,761,750     101,250          X
Chesapeake Energy Corp.               Common     165167107      $ 1,180,518     109,510          X
Coventry Health Care, Inc.            Common     222862104      $ 5,258,178      99,700          X
Elk Corp                              Common     287456107      $ 2,554,022     108,405          X
Esco Electronics, Inc.                Common     296315104      $ 3,754,467      82,935          X
FMC Corp New                          Common     302491303      $     2,520         100          X
Finish Line, Inc.                     Common     317923100      $ 3,645,443     138,610          X
Gevity HR, Inc.                       Common     374393106      $ 3,528,019     239,350          X
Given Imaging Ltd.                    Common     M52020100      $ 1,649,634     152,040          X
Immucor, Inc.                         Common     452526106      $ 1,974,088      73,250          X
Innovo Group, Inc.                    Common     457954600      $ 1,391,104     217,360          X
Integrated Circuit Systems, Inc.      Common     45811k208      $ 3,697,323     123,080          X
J.B. Hunt Transportation Systems      Common     445658107      $ 1,642,506      62,715          X
Jeffries Group, Inc.                  Common     472319102      $ 2,292,381      79,735          X
K-Swiss Inc.                          Common     482686102      $ 5,347,034     148,570          X
Keystone Automotive Industries, Inc.  Common     49338n109      $ 2,695,357     124,210          X
Lionbridge Technologies, Inc.         Common     536252109      $ 2,969,261     396,430          X
MICROS Systems, Inc.                  Common     594901100      $ 1,208,739      35,635          X
Marten Trasport, Ltd.                 Common     573075108      $ 3,228,309     123,975          X
Matrix Service Corp.                  Common     576853105      $ 1,988,937     111,550          X
Maxtor Corporation                    Common     577729205      $ 5,357,356     440,210          X
Merit Medical Systems, Inc.           Common     589889104      $ 3,338,883     151,080          X
Omnivision Technologies, Inc          Common     682128103      $ 4,590,126     108,745          X
Pacific Sunwear of California, Inc.   Common     694873100      $ 2,815,008     136,254          X
Peet's Coffee & Tea Inc.              Common     705560100      $ 3,528,011     179,360          X
Per-se Technologies, Inc.             Common     713569309      $ 3,347,610     209,750          X
Practice Works, Inc.                  Common     739419109      $ 2,242,919     104,565          X
S M & A Corp.                         Common     78465D105      $ 1,374,434     119,205          X
SI International                      Common     78427V102      $ 2,434,990     148,475          X
Scientific Games Corporation          Common     80874p109      $ 1,890,006     165,790          X
Select Medical Inc.                   Common     816196109      $ 6,956,928     241,560          X
TBC Corp                              Common     872180104      $ 4,757,120     189,905          X
Taro Pharmaceutical Industries, LTD   Common     m8737e108      $ 2,859,314     50,950           X
The Providence Service Corporation    Common     743815102      $ 2,646,263     167,485          X
Unit Corporation                      Common     909218109      $ 2,346,239     124,535          X
Verint Systems, Inc.                  Common     92343X100      $ 2,916,256     136,210          X
Westell Technologies, Inc.            Common     957541105      $ 1,057,251     141,155          X
White Electronic Designs Corporation  Common     963801105      $ 2,390,585     222,380          X
Yellow Corporation                    Common     985509108      $ 2,019,560      67,725          X
eResearch Technology, Inc.            Common     29481V108      $ 3,631,891     104,756          X
                                 48                           $ 131,043,395